Pensions and other postretirement benefits (Rollforward of Fair Value of Investments Classified as Level 3) (Details) - Pensions - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in plan assets
Fair value of plan assets at beginning of year	$ 18,435	$ 17,533
Fair value of plan assets at end of year	18,589	18,435
Employee Benefit Plan, Real Estate
Change in plan assets
Fair value of plan assets at beginning of year	519
Fair value of plan assets at end of year	494	519
Resource and royalties
Change in plan assets
Fair value of plan assets at beginning of year	1,324
Fair value of plan assets at end of year	1,399	1,324
Private Debt, Specialty Portfolio Strategy
Change in plan assets
Fair value of plan assets at beginning of year	45
Fair value of plan assets at end of year	0	45
Private Equity Funds, Specialty Portfolio Strategy
Change in plan assets
Fair value of plan assets at beginning of year	338
Fair value of plan assets at end of year	$ 0	338
Absolute Return Funds | Minimum
Change in plan assets
Investment redemption, notice period	5 days
Absolute Return Funds | Maximum
Change in plan assets
Investment redemption, notice period	90 days
Other - Operating assets, at cost
Change in plan assets
Fair value of plan assets at beginning of year	$ 164
Fair value of plan assets at end of year	170	164
Other - Operating liabilities, at cost
Change in plan assets
Fair value of plan assets at beginning of year	71
Fair value of plan assets at end of year	67	71
Level 3
Change in plan assets
Fair value of plan assets at beginning of year	1,185	1,167
Actual return relating to assets still held at the reporting date	44	60
Purchases	138	70
Sales		(6)
Disbursements	(166)	(106)
Fair value of plan assets at end of year	1,201	1,185
Level 3 | Employee Benefit Plan, Real Estate
Change in plan assets
Fair value of plan assets at beginning of year	238	252
Actual return relating to assets still held at the reporting date	(17)	7
Purchases	0	1
Sales		(6)
Disbursements	(8)	(16)
Fair value of plan assets at end of year	213	238
Level 3 | Resource and royalties
Change in plan assets
Fair value of plan assets at beginning of year	947	915
Actual return relating to assets still held at the reporting date	61	53
Purchases	138	69
Sales		0
Disbursements	(158)	(90)
Fair value of plan assets at end of year	$ 988	$ 947